UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-10521

Name of Fund: Corporate High Yield Fund V, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Corporate High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments

Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount       Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.7%      $3,699,000       Alliant Techsystems, Inc., 3% due 8/15/2024 (a)(g)                   $   4,318,583
                                 2,825,000       DRS Technologies, Inc., 6.875% due 11/01/2013                            2,683,750
                                 1,500,000       Esterline Technologies Corp., 7.75% due 6/15/2013                        1,567,500
                                 1,225,000       K&F Acquisition, Inc., 7.75% due 11/15/2014                              1,234,187
                                 2,125,000       L-3 Communications Corp., 6.375% due 10/15/2015 (g)                      2,093,125
                                 2,120,000       L-3 Communications Corp., 3% due 8/01/2035 (a)(g)                        2,061,700
                                 2,725,000       Standard Aero Holdings, Inc., 8.25% due 9/01/2014                        2,261,750
                                 2,100,000       Transdigm, Inc., 8.375% due 7/15/2011                                    2,173,500
                                 4,525,000       Vought Aircraft Industries, Inc., 8% due 7/15/2011                       4,117,750
                                                                                                                      -------------
                                                                                                                         22,511,845
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.6%                  6,000,000       American Airlines, Inc. Class C, 7.80% due 4/01/2008                     5,923,177
                                   215,915       Continental Airlines, Inc. Series 1997-4-B, 6.90%
                                                 due 7/02/2018                                                              184,444
                                   268,767       Continental Airlines, Inc. Series 1998-1-C, 6.541%
                                                 due 9/15/2009                                                              254,328
                                 1,470,385       Continental Airlines, Inc. Series 2001-1 Class  C, 7.033%
                                                 due 12/15/2012                                                           1,334,160
                                                                                                                      -------------
                                                                                                                          7,696,109
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%                1,200,000       General Motors Acceptance Corp., 7.25% due 3/2/2011                      1,108,253
                                 1,809,000       Metaldyne Corp., 11% due 11/01/2013 (g)                                  1,619,055
                                                                                                                      -------------
                                                                                                                          2,727,308
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 6.1%              3,325,000       Emmis Communications Corp.,10.366% due 6/15/2012 (c)                     3,329,156
                                 1,850,000       Granite Broadcasting Corp., 9.75% due 12/01/2010                         1,720,500
                                   775,000       LIN Television Corp., 6.50% due 5/15/2013 (g)                              742,062
                                 1,800,000       Nexstar Finance, Inc., 7% due 1/15/2014                                  1,611,000
                                 3,250,000       Paxson Communications Corp., 10.75% due 7/15/2008                        3,323,125
                                   900,000       Paxson Communications Corp., 12.121%* due 1/15/2009                        925,875
                                 2,650,000       Radio One, Inc., 6.375% due 2/15/2013                                    2,557,250
                                 4,100,000       Salem Communications Corp., 7.75% due 12/15/2010                         4,228,125
                                   600,000       Sinclair Broadcast Group, Inc., 8% due 3/15/2012                           618,000
                                   300,000       Sinclair Broadcast Group, Inc., 6% due 9/15/2012 (a)                       262,500
                                 4,210,000       Sinclair Broadcast Group, Inc. Class A, 4.875% due 7/15/2018 (a)         3,831,100
                                 3,050,000       Sirius Satellite Radio, Inc., 9.625% due 8/01/2013 (g)                   2,981,375
                                 3,550,000       Young Broadcasting, Inc., 8.75% due 1/15/2014                            3,115,125
                                                                                                                      -------------
                                                                                                                         29,245,193
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.6%     1,225,000       New Skies Satellites NV, 9.573% due 11/01/2011 (c)(g)                    1,258,688
                                 1,475,000       New Skies Satellites NV, 9.125% due 11/01/2012                           1,515,563
                                                                                                                      -------------
                                                                                                                          2,774,251
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.7%              1,250,000       Adelphia Communications Corp., 6% due 2/15/2006 (a)(b)                      28,125
                                 3,550,000       CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                        3,532,250
                                 2,950,000       Century Communications Series B, 9.05%* due 1/15/2008 (b)                1,681,500
                                 3,950,000       Charter Communications Holdings LLC,  8.625% due 4/01/2009               3,160,000
                                 3,225,000       Charter Communications Holdings LLC, 9.625% due 11/15/2009               2,596,125
                                 1,255,000       Charter Communications, Inc., 5.875% due 11/16/2009 (a)(g)                 927,131

Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount       Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $3,925,000       Intelsat Bermuda Ltd., 8.695% due 1/15/2012 (c)(g)                   $   3,983,875
                                 4,325,000       Intelsat Bermuda Ltd., 8.625% due 1/15/2015 (g)                          4,335,812
                                 6,200,000       Loral Cyberstar, Inc., 10% due 7/15/2006 (b)                             5,874,500
                                 5,875,000       Mediacom Broadband LLC, 11% due 7/15/2013                                6,315,625
                                   675,000       Mediacom LLC, 9.50% due 1/15/2013                                          663,187
                                 1,800,000       PanAmSat Corp., 9% due 8/15/2014                                         1,890,000
                                 2,725,000       Quebecor Media, Inc., 10.534%* due 7/15/2011                             2,782,906
                                 2,950,000       Rainbow National Services LLC, 10.375% due 9/01/2014 (g)                 3,215,500
                                   981,000       Skynet Senior Secured Note, 14% due 12/01/2015                           1,147,770
                                                                                                                      -------------
                                                                                                                         42,134,306
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 7.2%                 2,311,000       BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                 2,562,321
                                 2,592,000       Huntsman International, LLC, 10.125% due 7/01/2009                       2,669,760
                                 3,350,000       ISP Holdings, Inc. Series B, 10.625% due 12/15/2009                      3,509,125
                                 3,050,000       Innophos, Inc., 9.625% due 8/15/2014 (g)                                 3,065,250
                                 3,550,000       Millennium America, Inc., 7% due 11/15/2006                              3,603,250
                                 1,500,000       Millennium America, Inc., 9.25% due 6/15/2008                            1,620,000
                                   750,000       Nalco Co., 7.75% due 11/15/2011                                            770,625
                                 1,725,000       Nalco Co., 8.875% due 11/15/2013                                         1,789,687
                                 1,652,000       Nalco Finance Holdings, Inc., 10.017%* due 2/01/2014                     1,226,610
                                 1,750,000       Nova Chemical Corp., 7.561% due 11/15/2013 (c)(g)                        1,785,000
                                 3,575,000       Omnova Solutions, Inc.,11.25% due 6/01/2010                              3,771,625
                                 1,150,000       PCI Chemicals Canada, Inc.,10% due 12/31/2008                            1,206,063
                                 4,025,000       PolyOne Corp.,10.625% due 5/15/2010                                      4,145,750
                                 3,050,000       Tronox Worldwide LLC, 9.50% due 12/01/2012 (g)                           3,141,500
                                                                                                                      -------------
                                                                                                                         34,866,566
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.9%       2,150,000       Sealy Mattress Co., 8.25% due 6/15/2014                                  2,193,000
                                   900,000       Simmons Bedding Co., 7.875% due 1/15/2014                                  814,500
                                 1,242,000       Tempur-Pedic, Inc., 10.25% due 8/15/2010                                 1,336,703
                                                                                                                      -------------
                                                                                                                          4,344,203
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 2.9%   2,725,000       Chattem, Inc., 7.41% due 3/01/2010 (c)                                   2,745,437
                                   900,000       Chattem, Inc.,  7% due 3/01/2014                                           910,125
                                 1,800,000       Church & Dwight Co., Inc., 6% due 12/15/2012                             1,773,000
                                 5,450,000       Hines Nurseries, Inc., 10.25% due 10/01/2011                             5,341,000
                                 3,425,000       Samsonite Corp., 8.875% due 6/01/2011                                    3,502,063
                                                                                                                      -------------
                                                                                                                         14,271,625
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 8.0%         3,925,000       CBD Media, Inc., 8.625% due 6/01/2011                                    4,003,500
                                 3,500,000       CanWest Media, Inc., 8% due 9/15/2012                                    3,587,500
                                 2,171,000       Dex Media West LLC, 9.875% due 8/15/2013                                 2,401,669
                                 4,075,000       Houghton Mifflin Co.,  8.25% due 2/01/2011                               4,222,719
                                 2,700,000       Houghton Mifflin Co., 10.377%* due 10/15/2013 (g)                        2,068,875
                                 8,850,000       Liberty Media Corp., 0.75% due 3/30/2023 (a)                             9,679,688
                                 1,350,000       Primedia, Inc., 8.875% due 5/15/2011                                     1,292,625
                                 1,225,000       Six Flags, Inc., 9.625% due 6/01/2014                                    1,203,563
                                 2,125,000       Universal City Florida Holding Co. I, 8.375% due 5/01/2010               2,093,125
                                 2,650,000       Universal City Florida Holding Co. I, 9% due 5/01/2010 (c)               2,683,125
                                 5,175,000       Yell Finance BV, 11.200%* due 8/01/2011                                  5,304,375
                                                                                                                      -------------
                                                                                                                         38,540,764
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount       Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &          $2,425,000       Belden & Blake Corp., 8.75% due 7/15/2012                            $   2,485,625
Production - 2.5%                2,400,000       Chaparral Energy, Inc., 8.50% due 12/01/2015 (g)                         2,436,000
                                 3,050,000       Compton Petroleum Corp., 7.625% due 12/01/2013 (g)                       3,095,750
                                 4,000,000       Plains Exploration & Production Co. Series B, 8.75%
                                                 due 7/01/2012                                                            4,290,000
                                                                                                                      -------------
                                                                                                                         12,307,375
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.5%            2,900,000       Dresser, Inc., 9.375% due 4/15/2011                                      3,052,250
                                   250,000       Ferrellgas Escrow LLC, 6.75% due 5/01/2014                                 235,625
                                 3,650,000       SemGroup LP, 8.75% due 11/15/2015 (g)                                    3,686,500
                                 2,775,000       Star Gas Partners LP, 10.25% due 2/15/2013                               2,261,625
                                 3,025,000       Suburban Propane Partners, LP, 6.875% due 12/15/2013                     2,790,563
                                                                                                                      -------------
                                                                                                                         12,026,563
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.4%                 2,150,000       E*Trade Financial Corp., 7.375% due 9/15/2013 (g)                        2,133,875
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 4.2%            1,225,000       AmeriQual Group LLC, 9% due 4/01/2012 (g)                                1,267,875
                                 3,125,000       Commonwealth Brands, Inc., 9.75% due 4/15/2008 (g)                       3,457,031
                                 2,350,000       Commonwealth Brands, Inc., 10.625% due 9/01/2008 (g)                     2,681,937
                                 4,550,000       Cott Beverages USA, Inc., 8% due 12/15/2011                              4,663,750
                                 1,850,000       Del Monte Corp., 8.625% due 12/15/2012                                   1,942,500
                                   750,000       Del Monte Corp.,  6.75% due 2/15/2015 (g)                                  716,250
                                 1,500,000       Merisant Co., 9.50% due 7/15/2013                                          975,000
                                 2,075,000       Merisant Worldwide, Inc., 12.25%* due 5/15/2014                            326,813
                                   600,000       Michael Foods, Inc., 8% due 11/15/2013                                     615,750
                                 3,600,000       New World Pasta Co., 9.25% due 2/15/2009 (b)                               216,000
                                 3,350,000       Smithfield Foods, Inc. Series B, 8% due 10/15/2009                       3,542,625
                                                                                                                      -------------
                                                                                                                         20,405,531
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 7.8%                    5,000,000       Boyd Gaming Corp., 8.75% due 4/15/2012                                   5,362,500
                                 1,400,000       CCM Merger, Inc., 8% due 8/01/2013 (g)                                   1,354,500
                                 2,075,000       Caesars Entertainment, Inc., 7.875% due 3/15/2010                        2,228,031
                                 2,125,000       Greektown Holdings, 10.75% due 12/01/2013 (g)                            2,138,281
                                 2,650,000       Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010             2,756,000
                                 1,500,000       Las Vegas Sands Corp., 6.375% due 2/15/2015                              1,443,750
                                 2,425,000       MGM Mirage, 9.75% due 6/01/2007                                          2,552,312
                                 5,175,000       Majestic Star Casino LLC, 9.50% due 10/15/2010                           5,077,969
                                 1,271,000       Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                        1,296,420
                                 4,150,000       Poster Financial Group, Inc., 8.75% due 12/01/2011                       4,274,500
                                 4,175,000       Resorts International Hotel and Casino, Inc., 11.50%
                                                 due 3/15/2009                                                            4,623,813
                                 1,525,000       San Pasqual Casino, 8% due 9/15/2013 (g)                                 1,511,656
                                 2,775,000       Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (g)                    2,775,000
                                                                                                                      -------------
                                                                                                                         37,394,732
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 9.0%               4,525,000       Alpharma, Inc., 3% due 6/01/2006 (a)                                     5,978,656
                                 3,300,000       Alpharma, Inc., 8.625% due 5/01/2011                                     3,531,000
                                 1,200,000       Athena Neurosciences Finance LLC, 7.25% due 2/21/2008                    1,167,000
                                 4,200,000       DaVita, Inc., 7.25% due 3/15/2015                                        4,289,250
                                 2,375,000       Elan Finance Plc, 8.34% due 11/15/2011 (c)                               2,208,750
                                 4,550,000       HCA, Inc., 5.50% due 12/01/2009                                          4,414,610
                                 3,650,000       HealthSouth Corp., 8.375% due 10/01/2011                                 3,440,125
                                 1,800,000       Mylan Laboratories, Inc.,  5.75% due 8/15/2010 (g)                       1,784,250
                                   900,000       Mylan Laboratories, Inc., 6.375% due 8/15/2015 (g)                         892,125
                                 2,300,000       Select Medical Corp.,  7.625% due 2/01/2015                              2,185,000
                                 3,050,000       Select Medical Corp.,  9.933% due 9/15/2015 (c)(g)                       3,042,375
                                 1,500,000       Tenet Healthcare Corp., 9.875% due 7/01/2014                             1,503,750
                                 4,175,000       US Oncology, Inc., 9% due 8/15/2012                                      4,456,813

Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount       Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $1,500,000       Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014               $   1,582,500
                                 3,025,000       Ventas Realty LP, 6.75% due 6/01/2010                                    3,070,375
                                                                                                                      -------------
                                                                                                                         43,546,579
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.5%                   7,500,000       Building Materials Corp. of America,  8% due 10/15/2007                  7,575,000
                                 3,325,000       Building Materials Corp. of America, 8% due 12/01/2008                   3,358,250
                                 1,225,000       Forest City Enterprises, Inc., 7.625% due 6/01/2015                      1,286,250
                                   750,000       Goodman Global Holding Co., Inc., 7.491% due 6/15/2012 (c)(g)              742,500
                                 1,525,000       Goodman Global Holding Co., Inc.,  7.875% due 12/15/2012 (g)             1,433,500
                                 1,225,000       Standard-Pacific Corp., 6.50% due 8/15/2010                              1,169,875
                                 1,100,000       Texas Industries, Inc., 7.25% due 7/15/2013 (g)                          1,138,500
                                                                                                                      -------------
                                                                                                                         16,703,875
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 9.0%    1,575,000       Activant Solutions, Inc., 10.054% due 4/01/2010 (c)(g)                   1,614,375
                                 3,400,000       Advanced Micro Devices, Inc., 7.75% due 11/01/2012                       3,425,500
                                 1,225,000       Amkor Technology, Inc.,  9.25% due 2/15/2008                             1,182,125
                                 2,125,000       Amkor Technology, Inc., 7.125% due 3/15/2011                             1,859,375
                                 4,905,000       Cypress Semiconductor Corp., 1.25% due 6/15/2008 (a)                     5,726,588
                                 3,075,000       Freescale Semiconductor, Inc., 6.90% due 7/15/2009 (c)                   3,151,875
                                   450,000       MagnaChip Semiconductor SA,  6.875% due 12/15/2011                         434,250
                                 2,600,000       MagnaChip Semiconductor SA,  7.741% due 12/15/2011 (c)                   2,626,000
                                 2,725,000       MagnaChip Semiconductor SA, 8% due 12/15/2014                            2,520,625
                                 2,960,000       Quantum Corp., 4.375% due 8/01/2010 (a)                                  2,808,300
                                 2,525,000       Sungard Data Systems, Inc., 8.525% due 8/15/2013 (c )(g)                 2,616,531
                                 3,775,000       Sungard Data Systems, Inc., 9.125% due 8/15/2013 (g)                     3,907,125
                                 2,075,000       Sungard Data Systems, Inc.,  10.25% due 8/15/2015 (g)                    2,095,750
                                 1,200,000       Telcordia Technologies Inc., 10% due 3/15/2013 (g)                       1,044,000
                                 1,850,000       UGS Corp., 10% due 6/01/2012                                             2,016,500
                                 1,525,000       Unisys Corp., 8% due 10/15/2012                                          1,380,125
                                 5,325,000       Viasystems, Inc., 10.50% due 1/15/2011                                   4,925,625
                                                                                                                      -------------
                                                                                                                         43,334,669
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.6%                   4,650,000       Felcor Lodging LP, 8.83% due 6/01/2011 (c)                               4,836,000
                                 2,000,000       Felcor Lodging LP, 9% due 6/01/2011                                      2,190,000
                                   925,000       True Temper Sports, Inc., 8.375% due 9/15/2011                             832,500
                                                                                                                      -------------
                                                                                                                          7,858,500
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 5.6%             3,325,000       CPI Holdco, Inc., 9.672% due 2/01/2015 (c)(g)                            3,238,656
                                 1,200,000       Case New Holland, Inc., 9.25% due 8/01/2011                              1,272,000
                                 2,000,000       Caue Finance Ltd., 8.875% due 8/01/2015 (g)                              2,120,000
                                 1,375,000       Chart Industries, Inc., 9.125% due 10/15/2015 (g)                        1,388,750
                                 5,750,000       EaglePicher Inc., 9.75% due 9/01/2013 (b)                                4,456,250
                                 3,650,000       Invensys Plc, 9.875% due 3/15/2011 (g)                                   3,577,000
                                 2,055,000       Medis Technologies Ltd., 6% due 7/15/2010 (a)(g)                         1,849,500
                                 1,525,000       Mueller Group, Inc., 10% due 5/01/2012                                   1,608,875
                                 1,275,000       Rexnord Corp., 10.125% due 12/15/2012                                    1,377,000
                                 1,500,000       Superior Essex Communications LLC, 9% due 4/15/2012                      1,477,500
                                 5,750,000       Trimas Corp., 9.875% due 6/15/2012                                       4,715,000
                                                                                                                      -------------
                                                                                                                         27,080,531
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.4%             2,400,000       Foundation PA Coal Co., 7.25% due 8/01/2014                              2,448,000
                                 1,000,000       Luscar Coal Ltd., 9.75% due 10/15/2011                                   1,077,500
                                 3,250,000       Novelis, Inc., 7.25% due 2/15/2015                                       3,038,750
                                                                                                                      -------------
                                                                                                                          6,564,250

Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount       Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.2%                $2,125,000       Graham Packing Co., Inc., 9.875% due 10/15/2014                      $   2,055,938
                                 4,600,000       Owens-Brockway,  8.875% due 2/15/2009                                    4,830,000
                                   600,000       Owens-Brockway,  8.25% due 5/15/2013                                       619,500
                                   550,000       Pliant Corp., 13% due 6/01/2010 (b)                                        104,500
                                 3,150,000       U.S. Can Corp., 12.375% due 10/01/2010                                   2,976,750
                                                                                                                      -------------
                                                                                                                         10,586,688
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 5.7%                     4,700,000       Abitibi-Consolidated, Inc., 7.991% due 6/15/2011 (c)                     4,512,000
                                 1,525,000       Boise Cascade LLC, 7.025% due 10/15/2012 (c)                             1,479,250
                                 5,150,000       Bowater, Inc., 7.491% due 3/15/2010 (c)                                  5,047,000
                                 3,125,000       Domtar, Inc., 7.125% due 8/15/2015                                       2,765,625
                                 1,275,000       Graphic Packaging International Corp., 8.50% due 8/15/2011               1,268,625
                                 1,600,000       Graphic Packaging International Corp.,  9.50% due 8/15/2013              1,512,000
                                 1,475,000       JSG Funding Plc, 9.625% due 10/01/2012                                   1,460,250
                                 2,275,000       NewPage Corp., 10.50% due 5/01/2012 (c)                                  2,252,250
                                 2,275,000       NewPage Corp., 12% due 5/01/2013                                         2,047,500
                                 3,250,000       Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                   3,176,875
                                 1,659,000       Western Forest Products, Inc., 15% due 7/28/2009 (f)(g)                  1,803,633
                                                                                                                      -------------
                                                                                                                         27,325,008
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 1.9%                      900,000       General Nutrition Centers, Inc., 8.625% due 1/15/2011                      873,000
                                 3,925,000       Jean Coutu Group, Inc., 8.50% due 8/01/2014                              3,640,437
                                 2,125,000       Neiman-Marcus Group, Inc.,  9% due 10/15/2015 (g)                        2,162,187
                                 2,425,000       Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (g)                    2,452,281
                                                                                                                      -------------
                                                                                                                          9,127,905
-----------------------------------------------------------------------------------------------------------------------------------
Service - 5.8%                   4,025,000       Allied Waste North America, Inc. Series B, 8.875%
                                                 due 4/01/2008                                                            4,236,312
                                 4,250,000       Corrections Corp. of America, 7.50% due 5/01/2011                        4,420,000
                                 2,725,000       Dycom Industries, Inc., 8.125% due 10/15/2015 (g)                        2,725,000
                                 1,975,000       MSW Energy Holdings LLC, 8.50% due 9/01/2010                             2,093,500
                                   750,000       MSW Energy Holdings II LLC, 7.375% due 9/01/2010                           766,875
                                 1,975,000       Mac-Gray Corp., 7.625% due 8/15/2015                                     2,009,562
                                 1,825,000       Service Corp. International, 7% due 6/15/2017 (g)                        1,804,469
                                 5,150,000       United Rentals North America, Inc., 7.75% due 11/15/2013                 4,956,875
                                 4,850,000       Waste Services, Inc., 9.50% due 4/15/2014                                4,850,000
                                                                                                                      -------------
                                                                                                                         27,862,593
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 1.1%                     3,050,000       Chaparral Steel Co., 10% due 7/15/2013                                   3,240,625
                                 2,000,000       Ucar Finance, Inc., 10.25% due 2/15/2012                                 2,110,000
                                                                                                                      -------------
                                                                                                                          5,350,625
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.3%        3,900,000       ADC Telecommunications, Inc.,  1% due 6/15/2008 (a)                      3,758,625
                                   900,000       ADC Telecommunications, Inc., 5.045% due 6/15/2013 (a)(c)                  900,000
                                 1,477,000       Alaska Communications Systems Holdings, Inc., 9.875%
                                                 due 8/15/2011                                                            1,600,699
                                   650,000       Cincinnati Bell, Inc., 8.375% due 1/15/2014                                637,000
                                 5,025,000       LCI International, Inc., 7.25% due 6/15/2007                             5,012,437
                                   650,000       Qwest Communications International, Inc., 7.50% due 2/15/2014 (g)          656,500
                                 2,350,000       Qwest Corp., 7.741% due 6/15/2013 (c)(g)                                 2,532,125
                                   850,000       Qwest Corp., 7.625% due 6/15/2015 (g)                                      904,188
                                 1,500,000       Terremark Worldwide, Inc., 9% due 6/15/2009 (a)(g)                       1,252,500
                                 1,400,000       Time Warner Telecom Holdings, Inc., 8.34% due 2/15/2011 (c)              1,431,500
                                   425,000       Time Warner Telecom, Inc., 9.75% due 7/15/2008                             432,969
                                 6,150,000       Time Warner Telecom, Inc., 10.125% due 2/01/2011                         6,426,750
                                                                                                                      -------------
                                                                                                                         25,545,293
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.9%            3,750,000       Teekay Shipping Corp., 8.875% due 7/15/2011                              4,232,813
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount       Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 9.9%                  $7,199,000       The AES Corp., 9.375% due 9/15/2010                                  $   7,828,912
                                 2,475,000       The AES Corp., 8.75% due 5/15/2013 (g)                                   2,691,562
                                 3,025,000       Aquila, Inc., 7.625% due 11/15/2009                                      3,085,500
                                 8,075,000       Calpine Canada Energy Finance Ulc, 8.50% due 5/01/2008                   2,261,000
                                 1,250,000       Calpine Corp., 8.75% due 7/15/2007                                         387,500
                                 3,125,000       Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (a)               3,757,813
                                 3,166,000       ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011           3,318,683
                                 2,975,000       Edison Mission Energy, 9.875% due 4/15/2011                              3,462,156
                                   910,000       Nevada Power Co., 9% due 8/15/2013                                       1,002,454
                                 3,120,000       Nevada Power Co., Series E, 10.875% due 10/15/2009                       3,416,400
                                 3,950,000       Reliant Energy, Inc., 6.75% due 12/15/2014                               3,456,250
                                 2,600,000       Sierra Pacific Power Co. Series A, 8% due 6/01/2008                      2,723,500
                                 1,875,000       Sierra Pacific Resources, 8.625% due 3/15/2014                           2,048,438
                                 1,550,000       Southern Natural Gas Co., 8.875% due 3/15/2010                           1,657,508
                                 3,288,921       Tenaska Alabama Partners LP, 7% due 6/30/2021 (g)                        3,324,806
                                 3,200,000       Texas Genco LLC, 6.875% due 12/15/2014 (g)                               3,424,000
                                                                                                                      -------------
                                                                                                                         47,846,482
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 5.3%   1,350,000       American Tower Escrow Corp., 14.887%* due 8/01/2008                      1,042,875
                                 3,100,000       Centennial Cellular Operating Co. LLC, 10.125%
                                                 due 6/15/2013                                                            3,456,500
                                 3,650,000       Digicel Ltd., 9.25% due 9/01/2012 (g)                                    3,759,500
                                 1,500,000       Dobson Cellular Systems, 9% due 11/01/2011 (c)                           1,556,250
                                 1,350,000       Dobson Communications Corp., 8.40% due 10/15/2012 (c)(g)                 1,329,750
                                 2,750,000       IWO Holdings, Inc., 7.90% due 1/15/2012 (c)                              2,846,250
                                 1,300,000       Rogers Wireless Communications, Inc., 7.616% due 12/15/2010 (c)          1,342,250
                                   250,000       Rogers Wireless Communications, Inc., 8% due 12/15/2012                    264,688
                                 5,325,000       Rogers Wireless Communications, Inc., 6.375% due 3/01/2014               5,291,719
                                 1,025,000       Rural Cellular Corp., 8.991% due 3/15/2010 (c)                           1,053,188
                                 1,365,000       SBA Communications Corp., 8.50% due 12/01/2012                           1,515,150
                                 2,119,000       SBA Telecommunications, Inc., 7.412%* due 12/15/2011                     1,938,885
                                                                                                                      -------------
                                                                                                                         25,397,005
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Corporate Bonds (Cost - $616,155,303) - 126.9%                   611,743,062
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Floating Rate Loan Interests (d)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.6%              7,950,000       Century Cable Holdings LLC, Discretionary Term Loan, 10.25%
                                                 due 12/31/2009                                                           7,818,825
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                 4,650,000       Wellman, Inc. Second Lien Term Loan, 11% due 2/10/2010                   4,735,248
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.5%       2,125,000       Simmons Co. Term Loan, 7% due 6/19/2012                                  2,150,900
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.3%             1,496,193       EaglePicher Holdings, Inc. Tranche B Term Loan, 10.75%
                                                 due 8/07/2009 (b)                                                        1,490,314
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Floating Rate Loan Interests (Cost - $15,682,023) - 3.4%          16,195,287
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                      Face
                                    Amount       Foreign Government Obligations                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Government - Foreign- 2.1%      $3,100,000       Brazilian Government International Bond, 8.75% due 2/04/2025         $   3,230,200
                                 3,100,000       Brazilian Government International Bond, 8.25% due 1/20/2034             3,090,700
                                 1,800,000       Philippine Government International Bond, 8.375% due 2/15/2011           1,910,250
                                 1,200,000       Turkey Government International Bond, 8% due 2/14/2034                   1,272,000
                                   600,000       Venezuela Government International Bond, 7.65% due 4/21/2025               588,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Foreign Government Obligations (Cost - $9,940,884) - 2.1%         10,092,050
-----------------------------------------------------------------------------------------------------------------------------------

                                    Shares
                                      Held       Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                    129,348       ABX Air, Inc. (i)                                                          970,110
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.6%              117,304       Trico Marine Services, Inc. (i)                                          2,922,043
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                       149,825       Western Forest Products, Inc. (i)                                          301,304
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks (Cost - $3,965,393) - 0.9%                           4,193,457
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.7%                  205,000       General Motors Corp. Series C, 6.25% (a)                                 3,382,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Preferred Stocks                                                   3,382,500
                                                 (Cost - $5,124,065) - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.3%               5,850,000       Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008            6,157,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Capital Trusts (Cost - $5,497,009) - 1.3%                          6,157,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Preferred Securities (Cost - $10,621,074) - 2.0%                   9,539,625
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                  52,465       HealthSouth Corp. (expires 1/16/2014)                                      131,163
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                         1,100       MDP Acquisitions Plc (expires 10/01/2013)                                    5,500
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 0.1%       1,350       American Tower Corp. (expires 8/01/2008)                                   517,389
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Warrants  (Cost - $87,831) - 0.1%                                    654,052
-----------------------------------------------------------------------------------------------------------------------------------

                                Beneficial
                                  Interest       Other Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                 $6,615,420       US Airways Group, Inc. (Certificate of Beneficial Interest)              2,778,476
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total  Other Interests   (Cost - $1,786,163) - 0.6%                      2,778,476
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                 1,076,642       Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (j)              1,076,642
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities  (Cost - $1,076,642) - 0.2%                  1,076,642
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments  (Cost - $659,315,313**)  - 136.2%                   656,272,651

                                                 Liabilities in Excess of Other Assets - (36.2%)                       (174,407,671)
                                                                                                                      -------------
                                                 Net Assets - 100.0%                                                  $ 481,864,980
                                                                                                                      =============

Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

* Represents a zero coupon bond or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $661,304,184
                                                                   ============
      Gross unrealized appreciation                                $ 21,939,219
      Gross unrealized depreciation                                 (26,970,752)
                                                                   ------------
      Net unrealized depreciation                                  $ (5,031,533)
                                                                   ============

(a)   Convertible security.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(c)   Floating rate note.
(d) Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, or (iii) the certificate of deposit rate.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i)   Non-income producing security.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------
      Affiliate                                                                   Net              Interest
                                                                               Activity             Income
      -----------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                $ 1,034,282           $ 4,907
      -----------------------------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Swaps outstanding as of November 30, 2005 were as follows:

      ---------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
                                                                                      Notional           Appreciation
                                                                                       Amount           (Depreciation)
      ---------------------------------------------------------------------------------------------------------------
      Sold credit default protection on General Motors Corp. and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                                              $ 600,000            $ (72,012)

      Sold credit default protection on General Motors Corp. and receive 8.00%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                                              $ 600,000              (44,878)

Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                                                                                Unrealized
                                                                                 Notional      Appreciation
                                                                                  Amount      (Depreciation)
      ------------------------------------------------------------------------------------------------------
      Sold credit default protection on Russian Federation and receive 0.73%

      Broker, UBS Warburg
      Expires  October 2010                                                     $ 3,000,000     $   7,212

      Sold credit default protection on Federative Republic of Brazil and receive 3.44%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires October 2010                                                      $ 1,500,000        59,195

      Bought credit default protection on Chemtura Corp. and pay 1.35%

      Broker, Deutsche Bank AG
      Expires December 2010                                                     $   900,000         9,683

      Bought credit default protection on Chemtura Corp. and pay 1.4286%

      Broker,  Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                     $ 2,125,000        15,642

      Bought credit default protection on Ford Motor Credit Co. and pay 4.37%

      Broker,  Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                     $ 1,200,000        32,460

      Sold credit default protection on Dow Jones CDX Emerging Markets Index
      Series 4 and receive 1.80%

      Broker,  Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                     $ 1,491,000        26,431

      Sold credit default protection on Dow Jones CDX Emerging Markets Index
      Series 4 and receive 1.80%

      Broker,  Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                     $ 4,512,600       140,857
      -----------------------------------------------------------------------------------------------------
      Total                                                                                     $ 174,590
                                                                                                =========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund V, Inc.

By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund V, Inc.

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund V, Inc.

Date: January 25, 2006

By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund V, Inc.

Date: January 25, 2006